Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000013875 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000013876 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
C000013876 [Member] | Short Term Variable Rate Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
C000013876 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000013876 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000013877 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000013877 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000013878 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000013878 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000013878 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.70%
C000013878 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.30%
C000013878 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.70%
C000013878 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	20.30%
C000013878 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.20%
C000013878 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	7.70%
C000013878 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.40%
C000013878 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.00%
C000013878 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.80%
C000013878 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000013878 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000013879 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000013879 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000013880 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000013880 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000013880 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000013880 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000013881 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000013881 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000013881 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000013881 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000013881 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000013882 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000013882 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000013883 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000013883 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000013884 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[1]
C000013884 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[1]
C000013884 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
C000013884 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%	[1]
C000013884 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[1]
C000013884 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[1]
C000013884 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
C000013884 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000013884 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000013884 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000013884 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000013884 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000013884 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	49.60%
C000013884 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000135632 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[2]
C000135632 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[2]
C000135632 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[2]
C000135632 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	49.90%	[2]

[1]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[2]	Affiliated investment companies (Underlying Funds), except for repurchase agreements, when applicable.